CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 348	$ 358	$ 425
Accounts receivable, net of allowance for doubtful accounts of $51 and $32	1,731	1,752	1,764
Settlement assets	8,031	7,555	7,542
Other current assets	410	289	345
Total current assets	10,520	9,954	10,076
Property and equipment, net of accumulated depreciation of $1,233 and $1,150	931	930	849
Goodwill	16,955	17,017	17,248
Customer relationships, net of accumulated amortization of $4,871 and $4,418	2,383	2,604	3,162
Other intangibles, net of accumulated amortization of $1,965 and $1,743	1,772	1,745	1,720
Investment in affiliates	1,098	1,101	1,334
Long-term settlement assets		3	15
Other long-term assets	838	846	774
Total assets	34,497	34,200	35,178
Current liabilities:
Accounts payable	283	280	288
Short-term and current portion of long-term borrowings	307	161	146
Settlement obligations	8,031	7,557	7,553
Other current liabilities	1,499	1,533	1,631
Total current liabilities	10,120	9,531	9,618
Long-term borrowings	20,721	20,760	22,614
Long-term deferred tax liabilities	536	521	552
Other long-term liabilities	832	788	750
Total liabilities	$ 32,209	$ 31,600	$ 33,534
Commitments and contingencies (See Note 9)
Redeemable noncontrolling interest	$ 78	$ 70	$ 69
First Data Corporation stockholder’s deficit:
Common stock, $0.01 par value; 1,000 shares authorized and issued (2014 and 2013)	0	0	0
Additional paid-in capital	9,912	9,906	7,384
Paid-in capital		9,906	7,384
Accumulated loss	(9,689)	(9,547)	(8,403)
Accumulated other comprehensive loss	(1,050)	(929)	(589)
Total First Data Corporation stockholder’s deficit	(827)	(570)	(1,608)
Noncontrolling interests	3,037	3,100	3,183
Total equity	2,210	2,530	1,575
Total liabilities and equity	$ 34,497	$ 34,200	$ 35,178